Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2012 Year
Buildings
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life, minimum	3
Estimated useful life, maximum	50
Machinery and equipment
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life, minimum	2
Estimated useful life, maximum	20